                                 AIM STOCK FUNDS

             AIM DYNAMICS FUND - CLASS A, CLASS B, CLASS C, CLASS K
            AND INVESTOR CLASS SHARES AIM SMALL COMPANY GROWTH FUND -
          CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES
                 AIM S&P 500 INDEX FUND - INVESTOR CLASS SHARES

                        Supplement dated October 3, 2005
                   to the Prospectus dated November 19, 2004,
                 as supplemented November 19, 2004, December 29,
              2004 (Supplement A), January 27, 2005, March 2, 2005,
                  April 29, 2005, July 1, 2005, July 13, 2005,
                      August 5, 2005 and September 16, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT
--------------------------------------------------------------------------------------------------------------------------

                                                           INVESTOR
ALL FUNDS                                                   CLASS         CLASS A       CLASS B       CLASS C      CLASS K

--------------------------------------------------------------------------------------------------------------------------
Maximum Front-End Sales Charge on purchases as a
  percentage of offering price                             None          5.50%          None          None         None

Maximum Contingent Deferred Sales Charge (CDSC) as a
  percentage of the total original cost of the shares      None          None(1,2)      5.00%(3)      1.00%(3)     None(4)

Maximum Sales Charge on reinvested
  Dividends/Distributions                                  None          None           None          None         None

S&P 500 INDEX FUND ONLY

Redemption Fee (as a percentage of amount redeemed)        2.00%(5)      None           None          None         None

Exchange Fee                                               2.00%(5)      None           None          None         None
--------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(6)
--------------------------------------------------------------------------------------------------------------------------

                                                           INVESTOR
DYNAMICS FUND                                               CLASS        CLASS A        CLASS B       CLASS C      CLASS K

Management Fees                                            0.49%         0.49%          0.49%         0.49%        0.49%
Distribution and Service (12b-1) Fees(7,8)                 0.25%         0.25%          1.00%         1.00%        0.45%
Other Expenses(9,10)                                       0.26%         0.26%          0.26%         0.26%        0.26%
                                                           ----          ----           ----          ----         ----
Total Annual Fund Operating Expenses(11,12,13)             1.00%         1.00%          1.75%         1.75%        1.20%
                                                           ====          ====           ====          ====         ====
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                           INVESTOR
SMALL COMPANY GROWTH FUND                                   CLASS        CLASS A        CLASS B       CLASS C      CLASS K

Management Fees                                            0.66%         0.66%          0.66%         0.66%        0.66%
Distribution and Service (12b-1) Fees(7,8)                 0.25%         0.25%          1.00%         1.00%        0.45%
Other Expenses(9,10)                                       0.28%         0.28%          0.28%         0.28%        0.28%
                                                           -----         -----          -----         -----        -----
Total Annual Fund Operating Expenses(11,12,13)             1.19%         1.19%          1.94%         1.94%        1.39%
                                                           =====         =====          =====         =====        =====
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------

                                                           INVESTOR
S&P 500 INDEX FUND                                          CLASS

Management Fees                                            0.25%
Distribution and Service (12b-1) Fees(7)                   0.25%
Other Expenses(9)                                          0.37%
                                                           -----
Total Annual Fund Operating Expenses                       0.87%
Fee Waiver(11)                                             0.26%
                                                           -----
Net Annual Fund Operating Expenses(13)                     0.61%
                                                           =====
--------------------------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(4) If you are a retirement plan participant, you may pay a 0.70% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) A 2% fee is charged on redemptions or exchanges of Investor Class shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption Fee" for more information.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(9) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other Expenses have been restated to reflect these changes.

(10) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(11) The Fund's Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 1.90%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively for AIM Dynamics Fund and AIM Small Company Growth Fund and to 0.60% on Investor Class shares for AIM S&P 500 Index Fund. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2006.

(12) The Fund's Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for the Funds as follows: (i) AIM Dynamics Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.20%, 1.20%, 1.95%, 1.95% and 1.40%, respectively; and (ii) AIM Small Company Growth Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.50%, 1.50%, 2.25%, 2.25%, and 1.70%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

(13) Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 10, Note 11 and Note 12 and net of this arrangement were as follows: (i) AIM Dynamics Fund's Investor Class, Class A, Class B, Class C and Class K shares were 0.99%, 0.99%, 1.74%, 1.74% and 1.19%, respectively; (ii) AIM Small Company Growth Fund's Investor Class, Class A, Class B, Class C and Class K shares were 1.18%, 1.18%, 1.93%, 1.93% and 1.38%, respectively; and (iii) AIM S&P 500 Index Fund's Investor Class shares were 0.60%.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in Investor Class, and, if applicable, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same and includes the effect of contractual fee waivers an/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
DYNAMICS FUND
    Investor Class                   $  102     $   318     $   552     $  1,225
    Class A                          $  646     $   851     $ 1,072     $  1,707
    Class B - With Redemption        $  678     $   851     $ 1,149     $  1,864
    Class B - Without Redemption     $  178     $   551     $   949     $  1,864
    Class C - With Redemption        $  278     $   551     $   949     $  2,062
    Class C - Without Redemption     $  178     $   551     $   949     $  2,062
    Class K                          $  122     $   381     $   660     $  1,455

SMALL COMPANY GROWTH FUND
    Investor Class                   $  121     $   378     $   654     $  1,443
    Class A                          $  665     $   907     $ 1,168     $  1,914
    Class B - With Redemption        $  697     $   909     $ 1,247     $  2,070
    Class B - Without Redemption     $  197     $   609     $ 1,047     $  2,070
    Class C - With Redemption        $  297     $   609     $ 1,047     $  2,264
    Class C - Without Redemption     $  197     $   609     $ 1,047     $  2,264
    Class K                          $  142     $   440     $   761     $  1,669

S&P 500 INDEX FUND
    Investor Class                   $   62     $   252     $   457     $  1,049

     HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

  AIM DYNAMICS FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.00%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             4.00%        8.16%       12.49%       16.99%       21.67%
End of Year
Balance        $10,400.00   $10,816.00   $11,248.64   $11,698.59   $12,166.53
Estimated
Annual
Expenses       $   102.00   $   106.08   $   110.32   $   114.74   $   119.33

--------------------------------------------------------------------------------


  AIM DYNAMICS FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.00%       YEAR 6      YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            26.53%       31.59%       36.86%       42.33%       48.02%
End of Year
Balance        $12,653.19   $13,159.32   $13,685.69   $14,233.12   $14,802.44
Estimated
Annual
Expenses       $   124.10   $   129.06   $   134.23   $   139.59   $   145.18

-----------------------------------------------------------------------------


CLASS A --
ANNUAL
EXPENSE
RATIO 1.00%       YEAR 1       YEAR 2       YEAR 3      YEAR 4       YEAR 5
--------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             4.00%        8.16%       12.49%       16.99%       21.67%
End of Year
Balance        $10,400.00   $10,816.00   $11,248.64   $11,698.59   $12,166.53
Estimated
Annual
Expenses       $   102.00   $   106.08   $   110.32   $   114.74   $   119.33

--------------------------------------------------------------------------------


CLASS A --
ANNUAL
EXPENSE
RATIO 1.00%      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            26.53%       31.59%       36.86%       42.33%       48.02%
End of Year
Balance        $12,653.19   $13,159.32   $13,685.69   $14,233.12   $14,802.44
Estimated
Annual
Expenses       $   124.10   $   129.06   $   134.23   $   139.59   $   145.18

-----------------------------------------------------------------------------


CLASS B --
ANNUAL
EXPENSE
RATIO 1.75%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.25%        6.61%       10.07%       13.65%       17.34%
End of Year
Balance        $10,325.00   $10,660.56   $11,007.03   $11,364.76   $11,734.11
Estimated
Annual
Expenses       $   177.84   $   183.62   $   189.59   $   195.75   $   202.12

--------------------------------------------------------------------------------


CLASS B --
ANNUAL
EXPENSE
RATIO 1.75%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            21.15%       25.09%       29.16%       34.32%       39.70%
End of Year
Balance        $12,115.47   $12,509.23   $12,915.78   $13,432.41   $13,969.70
Estimated
Annual
Expenses       $   208.68   $   215.47   $   222.47   $   131.74   $   137.01

-----------------------------------------------------------------------------

CLASS C --
ANNUAL
EXPENSE
RATIO 1.75%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.25%        6.61%       10.07%       13.65%       17.34%
End of Year
Balance        $10,325.00   $10,660.56   $11,007.03   $11,364.76   $11,734.11
Estimated
Annual
Expenses       $   177.84   $   183.62   $   189.59   $   195.75   $   202.12

--------------------------------------------------------------------------------


CLASS C --
ANNUAL
EXPENSE
RATIO 1.75%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            21.15%       25.09%       29.16%       33.36%       37.69%
End of Year
Balance        $12,115.47   $12,509.23   $12,915.78   $13,335.54   $13,768.94
Estimated
Annual
Expenses       $   208.68   $   215.47   $   222.47   $   229.70   $   237.16

-----------------------------------------------------------------------------


CLASS K --
ANNUAL
EXPENSE
RATIO 1.20%        YEAR 1       YEAR 2       YEAR 3      YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.80%        7.74%       11.84%       16.09%       20.50%
End of Year
Balance        $10,380.00   $10,774.44   $11,183.87   $11,608.86   $12,049.99
Estimated
Annual
Expenses       $   122.28   $   126.93   $   131.75   $   136.76   $   141.95

--------------------------------------------------------------------------------


CLASS K --
ANNUAL
EXPENSE
RATIO 1.20%       YEAR 6      YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            25.08%       29.83%       34.77%       39.89%       45.20%
End of Year
Balance        $12,507.89   $12,983.19   $13,476.55   $13,988.66   $14,520.23
Estimated
Annual
Expenses       $   147.35   $   152.95   $   158.76   $   164.79   $   171.05

-----------------------------------------------------------------------------


   AIM SMALL COMPANY GROWTH FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.19%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.81%        7.77%       11.87%       16.13%       20.56%
End of Year
Balance        $10,381.00   $10,776.52   $11,187.10   $11,613.33   $12,055.80
Estimated
Annual
Expenses       $   121.27   $   125.89   $   130.68   $   135.66   $   140.83

--------------------------------------------------------------------------------


   AIM SMALL COMPANY GROWTH FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.19%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            25.15%       29.92%       34.87%       40.01%       45.34%
End of Year
Balance        $12,515.12   $12,991.95   $13,486.94   $14,000.80   $14,534.23
Estimated
Annual
Expenses       $   146.20   $   151.77   $   157.55   $   163.55   $   169.78

-----------------------------------------------------------------------------

CLASS A --
ANNUAL
EXPENSE
RATIO 1.19%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%        10.25%      15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.81%        7.77%       11.87%       16.13%       20.56%
End of Year
Balance        $10,381.00   $10,776.52   $11,187.10   $11,613.33   $12,055.80
Estimated
Annual
Expenses       $   121.27   $   125.89   $   130.68   $   135.66   $   140.83

--------------------------------------------------------------------------------


CLASS A --
ANNUAL
EXPENSE
RATIO 1.19%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            25.15%       29.92%       34.87%       40.01%       45.34%
End of Year
Balance        $12,515.12   $12,991.95   $13,486.94   $14,000.80   $14,534.23
Estimated
Annual
Expenses       $   146.20   $   151.77   $   157.55   $   163.55   $   169.78

-----------------------------------------------------------------------------


CLASS B --
ANNUAL
EXPENSE
RATIO 1.94%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.06%        6.21%        9.46%       12.81%       16.27%
End of Year
Balance        $10,306.00   $10,621.36   $10,946.38   $11,281.34   $11,626.55
Estimated
Annual
Expenses       $   196.97   $   203.00   $   209.21   $   215.61   $   222.21

--------------------------------------------------------------------------------


CLASS B --
ANNUAL
EXPENSE
RATIO 1.94%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            19.82%       23.49%       27.27%       32.12%       37.15%
End of Year
Balance        $11,982.32   $12,348.98   $12,726.86   $13,211.75   $13,715.12
Estimated
Annual
Expenses       $   229.01   $   236.01   $   243.24   $   154.33   $   160.21

-----------------------------------------------------------------------------


CLASS C --
ANNUAL
EXPENSE
RATIO 1.94%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.06%        6.21%        9.46%       12.81%       16.27%
End of Year
Balance        $10,306.00   $10,621.36   $10,946.38   $11,281.34   $11,626.55
Estimated
Annual
Expenses       $   196.97   $   203.00   $   209.21   $   215.61   $   222.21

--------------------------------------------------------------------------------


CLASS C --
ANNUAL
EXPENSE
RATIO 1.94%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            19.82%       23.49%       27.27%       31.16%       35.18%
End of Year
Balance        $11,982.32   $12,348.98   $12,726.86   $13,116.30   $13,517.66
Estimated
Annual
Expenses       $   229.01   $   236.01   $   243.24   $   250.68   $   258.35

-----------------------------------------------------------------------------

CLASS K --
ANNUAL
EXPENSE
RATIO 1.39%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             3.61%        7.35%       11.23%       15.24%       19.40%
End of Year
Balance        $10,361.00   $10,735.03   $11,122.57   $11,524.09   $11,940.11
Estimated
Annual
Expenses       $   141.51   $   146.62   $   151.91   $   157.39   $   163.08

--------------------------------------------------------------------------------


CLASS K --
ANNUAL
EXPENSE
RATIO 1.39%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            23.71%       28.18%       32.80%       37.60%       42.57%
End of Year
Balance        $12,371.15   $12,817.75   $13,280.47   $13,759.89   $14,256.63
Estimated
Annual
Expenses       $   168.96   $   175.06   $   181.38   $   187.93   $   194.71

-----------------------------------------------------------------------------


   AIM S&P 500 FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 0.61%       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
Return After
Expenses             4.39%        8.97%       13.76%       18.75%       23.96%
End of Year
Balance        $10,439.00   $10,897.27   $11,375.66   $11,875.05   $12,396.37
Estimated
Annual
Expenses       $    62.34   $    65.08   $    67.93   $    70.91   $    74.03

--------------------------------------------------------------------------------



   AIM S&P 500 FUND
INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 0.61%       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------

Cumulative
Return
Before
Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
Return After
Expenses            29.41%       35.09%       41.02%       47.21%       53.67%
End of Year
Balance        $12,940.57   $13,508.66   $14,101.69   $14,720.75   $15,367.00
Estimated
Annual
Expenses       $    77.28   $    80.67   $    84.21   $    87.91   $    91.77"

-----------------------------------------------------------------------------


     The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

          "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

     The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

          "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

     The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

          "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."


                                       7